Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	¥ 3,001	$ 22	¥ 2,148	¥ 1,256
Impairment of intangible assets, finite-lived	¥ 0		¥ 0	¥ 0